Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)
Insured amount		$ 64,000		$ 500,000	¥ 500,000
Cash uninsured amount	$ 6,372,000
Impairment charges	0	$ 0
Depositor [Member]
Insured amount	$ 72,000		¥ 500,000